Investments (Details) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	$ 24,253	$ 21,820	$ 19,445
Fixed maturities, Available for sale, Fair Value	25,201	23,101	20,261
Equity securities, Available for sale, Amortized Cost	508	340	233
Equity securities, Available for sale, Fair Value	503	386	273
U.S. Government and government agencies [Member]
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	63	64	67
Fixed maturities, Available for sale, Fair Value	63	64	65
Fixed maturities, Available for sale, Gross Unrealized, Gains	3	3	1
Fixed maturities, Available for sale, Gross Unrealized, Losses	(3)	(3)	(3)
States, municipalities and political subdivisions [Member]
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	3,791	3,448	2,985
Fixed maturities, Available for sale, Fair Value	3,959	3,651	2,930
Fixed maturities, Available for sale, Gross Unrealized, Gains	192	210	70
Fixed maturities, Available for sale, Gross Unrealized, Losses	(24)	(7)	(125)
Foreign government [Member]
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	11	11	12
Fixed maturities, Available for sale, Fair Value	13	13	13
Fixed maturities, Available for sale, Gross Unrealized, Gains	2	2	1
Fixed maturities, Available for sale, Gross Unrealized, Losses	0	0	0
Residential Mortgage Backed Securities [Member]
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	2,480	2,900	3,094
Fixed maturities, Available for sale, Fair Value	2,742	3,205	3,382
Fixed maturities, Available for sale, Gross Unrealized, Gains	269	314	306
Fixed maturities, Available for sale, Gross Unrealized, Losses	(7)	(9)	(18)
Commercial Mortgage Backed Securities [Member]
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	1,897	1,974	2,222
Fixed maturities, Available for sale, Fair Value	1,997	2,114	2,387
Fixed maturities, Available for sale, Gross Unrealized, Gains	100	140	168
Fixed maturities, Available for sale, Gross Unrealized, Losses	0	0	(3)
Asset-backed Securities [Member]
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	3,292	2,773	1,850
Fixed maturities, Available for sale, Fair Value	3,316	2,788	1,866
Fixed maturities, Available for sale, Gross Unrealized, Gains	37	31	29
Fixed maturities, Available for sale, Gross Unrealized, Losses	(13)	(16)	(13)
All other corporate [Member]
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	12,719	10,650	9,215
Fixed maturities, Available for sale, Fair Value	13,111	11,266	9,618
Fixed maturities, Available for sale, Gross Unrealized, Gains	521	642	505
Fixed maturities, Available for sale, Gross Unrealized, Losses	(129)	(26)	(102)
Fixed maturities [Member]
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	24,253	21,820	19,445
Fixed maturities, Available for sale, Fair Value	25,201	23,101	20,261
Fixed maturities, Available for sale, Gross Unrealized, Gains	1,124	1,342	1,080
Fixed maturities, Available for sale, Gross Unrealized, Losses	(176)	(61)	(264)
Common stocks [Member]
Available for sale fixed maturities and equity securities
Equity securities, Available for sale, Amortized Cost	458	302	217
Equity securities, Available for sale, Fair Value	453	348	257
Equity securities, Available for sale, Gross Unrealized, Gains	32	52	46
Equity securities, Available for sale, Gross Unrealized, Losses	(37)	(6)	(6)
Perpetual preferred stocks [Member]
Available for sale fixed maturities and equity securities
Equity securities, Available for sale, Amortized Cost	50	38	16
Equity securities, Available for sale, Fair Value	50	38	16
Equity securities, Available for sale, Gross Unrealized, Gains	1	0	0
Equity securities, Available for sale, Gross Unrealized, Losses	$ (1)	$ 0	$ 0